Prepayments and Other Assets, Current and Non-Current (Tables)	6 Months Ended
Jun. 30, 2024
Prepayments and Other Assets, Current and Non-Current [Abstract]
Schedule of Prepayments and Other Current Assets	Prepayments and other current assets consist of the following:
	June 30, 2024	December 31, 2023
Prepayments and other current assets
Prepayments to suppliers(a)	$3,661,313	$1,021,007
Prepaid marketing and advertising expenses(b)	749,938	959,479
Tax recoverable	750,469	54,794
Loans to a third party(c)	500,218	500,051
Due from a supplier (d)	401,586	254,597
Compensation receivable(e)	199,141	398,150
Others	491,726	98,501
	$6,754,391	$3,286,579
Other non-current assets
Long-term deposits (f)	1,090,023	1,214,903
Others	—	50,066
	$1,090,023	$1,264,969
(a)	The balances represented advances to suppliers for purchase of cosmetics and other beauty products.
(b)	The balances represented advances for purchase of online advertising services, which was generally amortized to selling and marketing expenses within three months.
(c)

During the year ended December 31, 2023, the Company made loans to certain third parties to support their working capital. The loans were interest-free and repayable on demand. As of December 31, 2023, the outstanding loans receivable from a third party amounted to $500,051.

During the six months ended June 30, 2024, the Company did not make loans to or collected loans from third parties, and the movement in the balance was due to change in exchange rates. The Company expected to collect the outstanding balance within 12 months.

(d)	To strengthen the supplier relationship, the Company assists the suppliers with online marketing campaigns to promote their products. The Company prepaid the advertising service fees to media, and charged the media cost from the suppliers. As of the date of this report, the outstanding balance as of June 30, 2024 has been fully collected.
(e)	As of June 30, 2024 and December 31, 2023, the Company had compensation receivable due from one supplier. The compensation receivable arose from quality issues of cosmetic products, and the supplier agreed to make cash compensation. For the six months ended June 30, 2024, the Company negotiated with the supplier regarding the amount of compensation and wrote off compensation receivable of $198,866.
(f)	The long-term deposits represented deposits made to certain marketplaces on which the Company sells cosmetic products. The deposits are repayable upon termination of corporation with the marketplaces. Pursuant to the agreements with marketplaces, the corporation terms were generally ranged between two and three years.